SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross proceeds		$ 276,000,000
Proceeds allocated to public warrants		(10,626,000)
Class A common stock issuance costs		(15,239,420)
Accretion of carrying value to redemption value		28,625,420
Class A Common Stock Subject to Redemption
Gross proceeds		276,000,000
Proceeds allocated to public warrants		(10,626,000)
Class A common stock issuance costs		(15,239,420)
Accretion of carrying value to redemption value	$ 242,995	28,625,420
Redemption	(269,528,286)
Class A common stock subject to possible redemption	$ 9,474,709	$ 278,760,000	$ 278,760,000